Dividend income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Dividend income	€ 513	€ 391	€ 533
Financial assets held for trading
Disclosure of financial assets [line items]
Dividend income	369	272	388
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of financial assets [line items]
Dividend income	32	31	34
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Dividend income	€ 112	€ 88	€ 111